Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Spain (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022		May 31, 2024
Acquisitions and disposals
Revenue	€ 36,717	€ 37,672	[1]	€ 37,010	[1]
Cost of sales	(24,459)	(24,359)	[1]	(23,948)	[1]
Gross profit	12,258	13,313	[1]	13,062	[1]
Selling and distribution expenses	(2,674)	(2,777)	[1]	(2,754)	[1]
Administrative expenses	(5,768)	(5,351)	[1]	(4,797)	[1]
Net credit losses on financial assets	(491)	(505)	[1]	(404)	[1]
Operating profit	3,665	14,451	[1]	5,740	[1]
Investment income	581	232	[1]	251	[1]
Financing costs	(2,626)	(1,609)	[1]	(1,842)	[1]
Profit/(loss) before taxation	1,620	13,074	[1]	4,149	[1]
Income tax credit	(110)
Net loss on disposal	(65)	(247)	[1]	185	[1]
Depreciation and amortisation on owned assets	10,414	10,255		10,417
Vodafone Spain, Discontinued operations
Acquisitions and disposals
Revenue	3,773	3,675		3,960
Cost of sales	(2,593)	(2,959)		(3,105)
Gross profit	1,180	716		855
Selling and distribution expenses	(259)	(314)		(328)
Administrative expenses	(435)	(575)		(772)
Net credit losses on financial assets	(120)	(35)		(115)
Other expense		(122)
Operating profit	366	(330)		(360)
Investment income	29	16		2
Financing costs	(56)	(26)		(23)
Profit/(loss) before taxation	339	(340)		(381)
Income tax credit	1			29
Profit/(loss) after tax of discontinued operations	340	(340)		(352)
After tax loss on the re-measurement of disposal group	(345)
Net loss on disposal	(5)	(340)		(352)
Attributable to owners of the parent	€ (5)	€ (340)		€ (352)
Cash consideration						€ 4,100
Nominal value of non-cash consideration						€ 900
Redeemable Preference Shares, redemption period	6 years
Depreciation and amortisation expense not recognised during period after classification as held for sale	€ 538

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.